Note Allowance for loan losses (Troubled debt restructuring according to their accruing status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 109,091	$ 111,377
Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	36,982	42,375
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	48,832	44,610
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	475	535
Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	22,802	23,857
Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,258,327	1,246,577
Non Covered Loans | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	104,581	109,812
Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	220,846	260,044
Non Covered Loans | Commercial | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	32,472	40,810
Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	930,076	871,997
Non Covered Loans | Mortgages | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	48,832	44,610
Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,256	1,817
Non Covered Loans | Leasing | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	475	535
Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	106,149	112,719
Non Covered Loans | Consumer | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	22,802	23,857
Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	5,885	5,530
Covered loans | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	5,885	5,530
Covered loans | Mortgages | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Non-Accruing | Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	199,050	223,104
Non-Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	59,626	83,157
Non-Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	126,798	127,071
Non-Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	393	434
Non-Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	12,233	12,442
Non-Accruing | Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	3,227	2,580
Non-Accruing | Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	3,227	2,580
Accruing | Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,059,277	1,023,473
Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	161,220	176,887
Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	803,278	744,926
Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	863	1,383
Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	93,916	100,277
Accruing | Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	2,658	2,950
Accruing | Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	$ 2,658	$ 2,950